Operating loss is stated after charging (Crediting)	12 Months Ended
Dec. 31, 2021
Operating loss is stated after charging (crediting) [Abstract]
Operating loss is stated after charging (crediting)
3.	Operating loss is stated after charging (crediting)

The following items have been included in operating loss:

	2021	2020	2019
	£’000	£’000	£’000
Loss on disposal of property, plant and equipment	180	1,064	3
Profit on derecognition of leases	—	(3,700)	—
Remeasurement of leases	(15)	(227)	—
Loss on write-offs of intangible fixed assets	—	—	306
Depreciation of property, plant and equipment (Note 11)	5,511	6,446	6,549
Depreciation of right-of-use assets (Note 12)	1,501	2,530	2,454
Amortization of intangible assets	—	—	210
Short-term lease expense	—	296	486
Sub-lease income (Note 5)	(108)	(460)	(185)
Foreign exchange (gains)/losses	(277)	477	189

Research and development costs in the Consolidated Statements of Loss and Other Comprehensive Income are stated net of the Research and Development Expenditure Credit, totalling £358,000 for 2021 (2020: £227,000; 2019: £396,000).